Occupational healthcare obligation - Change in obligation (Details) - ZAR (R) R in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024		Dec. 31, 2023
Reconciliation of changes in other provisions [abstract]
Balance at beginning of the year	R 336	R 400		R 825
Payment of occupational healthcare liability	(124)	(1,017)		0
Balance at the end of the year	384	336		400
Reconciliation of the non-current and current portion of the occupational healthcare obligation:
Occupational healthcare obligation	384	336		400
Current portion of occupational healthcare obligation	(173)	(2)	[1]	0
Non-current portion of occupational healthcare obligation	211	334	[1]	400
Occupational Healthcare provision
Reconciliation of changes in other provisions [abstract]
Balance at beginning of the year	336	400
Interest charge	34	38		70
Change in estimate recognised in profit or loss	49	(76)		(365)
Payment of occupational healthcare liability	(35)	(26)		(130)
Balance at the end of the year	384	336		400
Reconciliation of the non-current and current portion of the occupational healthcare obligation:
Occupational healthcare obligation	R 384	R 336		R 400

[1]	Amount for 31 December 2024 was revised (see note 16.2)